Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	¥ 316,348	¥ 304,790		¥ 290,143
Total comprehensive income for the year		18,209	18,148	[1]	20,767	[1]
Acquisition of non-controlling interests		(150)			(7)
Contribution from non-controlling interests					127
Dividends		(7,530)	(6,489)		(6,160)
Ending balance		326,697	316,348	[1]	304,790	[1]
Acquisition of the Eighth Acquired Group		(87)
Others		(4)
Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance		316,295			290,108
Ending balance			316,295
Satcom Business and Zhonghehengtai [member] | Business combinations adjustment [member]
Disclosure of reserves with in equity [line items]
Beginning balance		53			35
Ending balance			53
Capital reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	17,160	17,160		17,074
Acquisition of non-controlling interests		46			(1)
Contribution from non-controlling interests					87
Ending balance		17,126	17,160	[1]	17,160	[1]
Acquisition of the Eighth Acquired Group		(80)
Capital reserve [member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					17,064
Capital reserve [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group		(80)
Capital reserve [member] | Satcom Business and Zhonghehengtai [member] | Business combinations adjustment [member]
Disclosure of reserves with in equity [line items]
Beginning balance					10
Share premium [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	10,746	10,746		10,746
Ending balance		10,746	10,746	[1]	10,746	[1]
Share premium [member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					10,746
Surplus reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	72,611	70,973		69,072
Appropriations		1,686	1,638		1,901
Ending balance		74,297	72,611	[1]	70,973	[1]
Surplus reserve [member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					69,072
Other reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	711	876		384
Total comprehensive income for the year		(293)	(165)	[1]	492	[1]
Ending balance		414	711	[1]	876	[1]
Others		(4)
Other reserves [Member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					384
Exchange reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	(622)	(812)		(941)
Total comprehensive income for the year		(259)	190	[1]	129	[1]
Ending balance		(881)	(622)	[1]	(812)	[1]
Exchange reserve [member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					(941)
Retained earnings [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	133,839	123,948		111,951
Total comprehensive income for the year		18,617	18,018	[1]	20,058	[1]
Dividends		(7,530)	(6,489)		(6,160)
Appropriations		(1,686)	(1,638)		(1,901)
Ending balance		143,233	133,839	[1]	123,948	[1]
Acquisition of the Eighth Acquired Group		(7)
Retained earnings [member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					111,926
Retained earnings [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group		(7)
Retained earnings [member] | Satcom Business and Zhonghehengtai [member] | Business combinations adjustment [member]
Disclosure of reserves with in equity [line items]
Beginning balance					25
Reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	234,445	222,891		208,286
Total comprehensive income for the year		18,065	18,043		20,679	[1]
Acquisition of non-controlling interests		46			(1)
Contribution from non-controlling interests					87
Dividends		(7,530)	(6,489)		(6,160)
Ending balance		244,935	¥ 234,445	[1]	222,891	[1]
Others		(4)
Reserves [Member] | Previously stated [member]
Disclosure of reserves with in equity [line items]
Beginning balance					208,251
Reserves [Member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group		¥ (87)
Reserves [Member] | Satcom Business and Zhonghehengtai [member] | Business combinations adjustment [member]
Disclosure of reserves with in equity [line items]
Beginning balance					¥ 35

[1]	restated